Fair Value Measurements and Hedging - Derivative instruments effect on statement of operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 7)	$ (998)	$ 492
Total Gain/(loss) recognized	(998)	492
Gain/(loss) on forward freight agreements and bunker swaps, net
Total Gain/(loss) recognized	(1,537)	19,532
Forward Freight Agreements [Member]
Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	(39)	11,635
Unrealized gain/(loss) on forward freight agreements and freight options	(1,560)	(12,555)
Bunker Swaps [Member]
Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on bunker swaps	58	7,957
Unrealized gain/(loss) on bunker swaps	$ 4	$ 12,495